PREFERRED STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
PREFERRED STOCK

NOTE 4 PREFERRED STOCK

We are currently authorized to issue up to 12,500,000 shares of preferred stock, par value $0.00001 per share, 1,250,000 shares of which are designated as Series A Preferred Stock and 500 shares of which are designated as Series B Preferred Stock. Our Articles of Incorporation authorize the issuance of shares of preferred stock with designations, rights, and preferences determined from time to time by our Board of Directors. Accordingly, our Board of Directors is empowered, without stockholder approval, to issue preferred stock with dividend, liquidation, conversion, voting, or other rights which could adversely affect the voting power or other rights of the stockholders of our common stock. In the event of issuance, the preferred stock could be utilized, under certain circumstances, as a method of discouraging, delaying, or preventing a change in control of our company.

Previously Reported [Member]
PREFERRED STOCK

NOTE 4 PREFERRED STOCK

We are currently authorized to issue up to 100,000,000 shares of preferred stock, par value $0.00001 per share, 10,000,000 shares of which are designated as Series A Preferred Stock and 500 shares of which are designated as Series B Preferred Stock. Our Articles of Incorporation authorize the issuance of shares of preferred stock with designations, rights, and preferences determined from time to time by our Board of Directors. Accordingly, our Board of Directors is empowered, without stockholder approval, to issue preferred stock with dividend, liquidation, conversion, voting, or other rights which could adversely affect the voting power or other rights of the stockholders of our common stock. In the event of issuance, the preferred stock could be utilized, under certain circumstances, as a method of discouraging, delaying, or preventing a change in control of our company.

Series A Preferred Stock

We are authorized to issue up to 10,000,000 shares of Series A Preferred Stock. Each share of Series A Preferred Stock accrues cumulative dividends at a rate of 9.5% per annum of the original issue price of $1.00 per share. Accrued but unpaid dividends are payable by us, either in cash or in shares of our common stock, upon the occurrence of a Liquidation Event (as defined in our Articles of Incorporation) or upon conversion of the shares into shares of our common stock. In addition, in the event of any liquidation, dissolution, or winding up of our company, the holders of Series A Preferred Stock are entitled to receive distributions of any of the assets of our company prior and in preference to the holders of our common stock, but after distribution of any assets of our company to the holders of our Series B Preferred Stock in an amount equal to the Series B Preferred Stock’s original issue price plus any accrued but unpaid dividends.

Each share of Series A Preferred Stock is convertible at the option of the holder, at any time, into shares of our common stock equal to the original issue price divided by an initial conversion price of $1.00 per share of Series A Preferred Stock, subject to certain adjustments. On June 30, 2017, all shares of Series A Preferred Stock not already converted automatically converted into shares of our common stock at the then-applicable conversion price.

The holders of Series A Preferred Stock have the same voting rights as, and vote as a single class with, the holders of our common stock. Each holder of our Series A Preferred Stock is entitled to the number of votes equal to the number of shares of our common stock into which such shares of Series A Preferred Stock may be converted. In addition, in the event we sell, grant, or issue any Common Stock Equivalent (as defined in our Articles of Incorporation) at a price per share that is lower than the then-applicable conversion price for the Series A Preferred Stock, the conversion price for the Series A Preferred Stock will be adjusted to account for the dilutive issuance. If we effectuate a stock split or subdivision of our common stock or our Board of Directors declares a dividend payable in our common stock, the conversion price for the Series A Preferred Stock will be appropriately decreased to protect the Series A Preferred Stock holders from any dilutive effect of the stock split, subdivision, or stock dividend. Similarly, if the number of shares of our common stock outstanding decreases due to a reverse stock split or other combination of the outstanding shares of our common stock, then the applicable conversion price of the Series A Preferred Stock will increase in order to proportionately decrease the number of shares issuable upon conversion. Holders of our Series A Preferred Stock have no sinking fund or redemption rights.

Series B Preferred Stock

We are authorized to issue up to 500 shares of Series B Preferred Stock. Each share of Series B Preferred Stock accrues dividends at a rate of 9.5% per annum of the original issue price of $10,000 per share. Dividends on the Series B Preferred Stock accrue daily and compound annually. All accrued but unpaid dividends on the Series B Preferred Stock must be paid, declared, or set aside prior to the declaration of any dividend on any class of stock that is junior in preference to the Series B Preferred Stock. Dividends on the Series B Preferred Stock are paid quarterly, beginning on July 1, 2015 in either cash or shares of our common stock. In addition, all accrued but unpaid dividends are payable by us, either in cash or in shares of our common stock, upon the occurrence of a Liquidation Event (as defined in our Articles of Incorporation) or upon the conversion of the shares into shares of our common stock.

In the event of any liquidation, dissolution, or winding up of our company, the holders of Series B Preferred Stock are entitled to receive distributions of any of the assets of our company equal to 100% of the original issue price plus all accrued but unpaid dividends prior and in preference to the holders of Series A Preferred Stock and holders of our common stock. We also have the option to redeem all, but not less than all, of the Series B Preferred Stock, provided that certain conditions have been met. Should we choose to redeem the shares of our Series B Preferred Stock outstanding, we are required to pay the original purchase price plus all accrued but unpaid dividends. Each share of Series B Preferred Stock is convertible at the option of the holder, at any time, into shares of our common stock equal to the original issue price divided by an initial conversion price of $0.75 per share of Series B Preferred Stock, subject to certain adjustments.

The holders of Series B Preferred Stock have no voting rights, except as are expressly provided in our Articles of Incorporation or required by law. Without the approval of at least a majority of the outstanding Series B Preferred Stock, we may not authorize or issue (i) any additional or other shares of capital stock that are of senior rank to the shares of Series B Preferred Stock in respect of the preferences as to dividends, distributions, or payments upon the liquidation, dissolution, and winding up of our company, (ii) any additional or other shares of capital stock that are of equal rank to the shares of Series B Preferred Stock in respect of the preferences as to dividends, distributions, or payments upon the liquidation, dissolution, and winding up of our company, or (iii) any capital stock junior in preference to the Series B Preferred Stock having a maturity date that is prior to the maturity date of the Series B Preferred Stock. Furthermore, if we consummate a Fundamental Transaction (as defined in our Articles of Incorporation) while shares of our Series B Preferred Stock are outstanding, then the holders of those outstanding shares have the right to receive, upon conversion of the Series B Preferred Stock, the same amount and kind of securities, cash, or property as they would have received if they would have been holders of the number of shares of common stock issuable upon conversion in full of all shares of our Series B Preferred Stock immediately prior to the Fundamental Transaction.

In addition, in the event we sell, grant, or issue any Common Stock Equivalent (as defined in our Articles of Incorporation) at a price per share that is lower than the then-applicable conversion price for the Series B Preferred Stock (the “Effective Price”), the conversion price for the Series B Preferred Stock will be adjusted to the Effective Price.

If we effectuate a stock split or subdivision of our common stock or our Board of Directors declares a dividend payable in our common stock, the conversion price for the Series B Preferred Stock will be appropriately decreased to protect the Series B Preferred Stockholders from any dilutive effect of the stock split, subdivision, or stock dividend. Similarly, if the number of shares of our common stock outstanding decreases due to a reverse stock split or other combination of the outstanding shares of our common stock, then the applicable conversion price of the Series B Preferred Stock will increase in order to proportionately decrease the number of shares issuable upon conversion. Holders of our Series B Preferred Stock have no sinking fund rights. As of December 31, 2021, we have no outstanding shares of Series B Preferred Stock.